Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
	September 30, 2017	June 30, 2017
Prepaid officers’ compensation	$483,532	$521,916
Prepaid directors’ compensation	176,648	206,090
Prepaid marketing expenses	—	19,250
Other prepaid expenses and current assets	22,255	27,082
Total	$682,435	$774,338

	2017	2016
Prepaid officers’ compensation	$521,916	$1,334,261
Prepaid directors’ compensation	206,090	323,855
Prepaid marketing expenses	19,250	33,000
Other prepaid expenses and current assets	27,082	25,435
Total	$774,338	$1,716,551